PLAN DESCRIPTION (Details) - EBP 002 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Description of Plan [Line Items]
Pretax deferral rate, annual increase	1.00%
Incremental contribution percentage	1.00%
Maximum annual contribution percentage	50.00%
Employee rollover amount	$ 20,488,612	$ 14,050,608
Employer contribution, matching percentage, non-rollover contributions	100.00%
Employer contribution, matching percentage, non-rollover contributions, percentage	1.00%
Employer contribution, matching percentage	70.00%
Employer contribution, matching percentage of eligible compensation	5.00%
Minimum borrowing, amount	$ 1,000
Maximum borrowing, amount	$ 50,000
Maximum borrowing from account balance, percentage	50.00%
Maximum loan term, residential loans	180 months
Basis spread on variable rate	1.00%
Allowance for credit losses	$ 0	$ 0
Participant investment increments, percentage	1.00%
Minimum
EBP, Description of Plan [Line Items]
Pretax deferral rate	6.00%
Loan term	12 months
Maximum
EBP, Description of Plan [Line Items]
Pretax deferral rate	10.00%
Loan term	60 months